DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Detailed Information about Derivative Liabilities [Line Items]
Derivative Liabilities	The details of derivative liabilities are as follows:

In thousands of USD
Balance at January 1, 2024	-
Issuance of Tether warrants (a)	11,106
Issuance of August 2024 convertible senior note (b)	112,205
Issuance of November 2024 convertible senior note (c)	228,298
Change in fair value of derivative liabilities	498,167
Derecognition of derivative liabilities on conversion (d)	(85,837)
Balance at December 31, 2024	763,939

Tether Warrants [member]
Disclosure of Detailed Information about Derivative Liabilities [Line Items]
Inputs Used in Model for Determining Value of Warrant Derivative Liabilities
(a)	Tether warrants

The following table provides the inputs used in the model for determining the value of the warrant derivative:

	Initial recognition - At May 30, 2024	At December 31, 2024
Share price	5.82	21.67
Dividend yield (%)	-	-
Expected volatility (%)	136%	116%
Risk-free interest rate (%)	5.19%	4.28%

August 2024 Convertible Senior Notes [Member]
Disclosure of Detailed Information about Derivative Liabilities [Line Items]
Inputs Used in Model for Determining Value of Warrant Derivative Liabilities
(b)	Embedded derivative for August 2024 convertible senior notes

The fair value of the derivative liability was determined using a binomial model, with the assistance of an independent valuation specialist. The model incorporates the following key inputs and assumptions:

	Initial recognition - At August 20, 2024	At December 31, 2024
Share price	6.73	21.67
Dividend yield (%)	-	-
Expected volatility (%)	125%	123%
Risk-free interest rate (%)	3.70%	4.36%

November 2024 Convertible Senior Notes [Member]
Disclosure of Detailed Information about Derivative Liabilities [Line Items]
Inputs Used in Model for Determining Value of Warrant Derivative Liabilities
(c)	Embedded derivative for November 2024 convertible senior notes

The fair value of the derivative liability was determined using a binomial model, with the assistance of an independent valuation specialist. The model incorporates the following key inputs and assumptions:

	Initial recognition - At November 26, 2024	At December 31, 2024
Share price	11.16	21.67
Dividend yield (%)	-	-
Expected volatility (%)	124%	125%
Risk-free interest rate (%)	4.17%	4.38%

For the year ended December 31, 2024, the Group recognized changes in fair value of derivative liability of US$239.9 million.